TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net operating loss and capital loss carry forward	$ 39,151	$ 37,754
Valuation allowance	(39,151)	(37,754)
Net deferred tax asset
Accumulated operating losses	37,091
Accumulated capital losses	$ 133,132
Israeli corporate tax [Member]
Corporate taxable income rate	23.00%	23.00%	24.00%